Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE	5. RELATED PARTY TRANSACTIONS
Founder Shares
In November 2018, the Company issued an aggregate of 7,382,500 shares of common stock to the Sponsor (the “Founder Shares”) for an aggregate purchase price of $25,000. The Company received payment for the Founder Shares in May 2019.
On June 13, 2019, the Company filed an amendment to its Certificate of Incorporation to, among other things, create two classes of common stock, Class A and Class B, and to convert the outstanding Founder Shares into shares of Class B common stock. The Founder Shares will automatically convert into shares of Class A common stock upon consummation of a Business Combination on a one-for-one
basis, subject to certain adjustments, as described in Note 7. Additionally, on June 13, 2019, the Company completed an approximate
1.3333333-for-1
forward stock split of its common stock. Also, on August 10, 2020, the Sponsor contributed back to the Company, for no consideration, 1,973,000 Founder Shares. As a result of the foregoing transactions, the Sponsor now holds 7,870,000 Founder Shares, of which 1,000,000 shares were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Founder Shares would represent 25% of the Company’s aggregate Founder Shares, Private Placement Shares and issued and outstanding Public Shares after the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, 1,000,000 Founder Shares are no longer subject to forfeiture.
The Insiders have agreed not to transfer, assign or sell any of their Founder Shares (except to permitted transferees) (i) with respect to 25% of such shares, until consummation of the Company’s initial Business Combination, (ii) with respect to 25% of such shares, until the closing price of the Class A common stock exceeds $12.00 for any 20 trading days within a
30-trading
day period following the consummation of a Business Combination, (iii) with respect to 25% of such shares, until the closing price of the Class A common stock exceeds $13.50 for any 20 trading days within a
30-trading
day period following the consummation of a Business Combination, and (iv) with respect to 25% of such shares, until the closing price of the Class A common stock exceeds $17.00 for any 20 trading days within a
30-trading
day period following the consummation of a Business Combination or earlier, in any case, if, following a Business Combination, the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Administrative Services Agreement
The Company entered into an agreement, commencing on September 25, 2020 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay the Sponsor or an affiliate of the Sponsor $20,000 per month for office space, administrative and shared personnel support services. For the three months ended March 31, 2021, the Company incurred and paid $60,000 in fees for these services.
Promissory Note—Related Party
On June 12, 2019, as amended on August 5, 2020, the Company issued a promissory note to the Sponsor, pursuant to which the Sponsor agreed to loan the Company up to an aggregate of $500,000 to be used for the payment of costs related to the Initial Public Offering (the “Promissory Note”). The Promissory Note was
non-interest
bearing, unsecured and due on the earlier of December 31, 2020 or the completion of the Initial Public Offering. The outstanding balance under the Promissory Note of $90,869 was repaid at the closing of the Initial Public Offering on September 29, 2020.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s management team or any of their respective affiliates or other third parties may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”), which will be repaid only upon the consummation of a Business Combination. If the Company does not consummate a Business Combination, the Company may use a portion of any funds held outside the Trust Account to repay the Working Capital Loans; however, no proceeds from the Trust Account may be used for such repayment. If such funds are insufficient to repay the Working Capital Loans, the unpaid amounts would be forgiven. Up to $1,500,000 of the Working Capital Loans may be converted into units at a price of $10.00 per unit at the option of the holder. The units would be identical to the Private Placement Units. As of March 31, 2021 and December 31, 2020, there were no amounts outstanding under the Working Capital Loans.

NOTE 6. RELATED PARTY TRANSACTIONS
Founder Shares
In November 2018, the Company issued an aggregate of 7,382,500 shares of common stock to the Sponsor (the “Founder Shares”) for an aggregate purchase price of $25,000. The Company received payment for the Founder Shares in May 2019.
On June 13, 2019, the Company filed an amendment to its Certificate of Incorporation to, among other things, create two classes of common stock, Class A and Class B, and to convert the outstanding Founder Shares into shares of Class B common stock. The Founder Shares will automatically convert into shares of Class A common stock upon consummation of a Business Combination on a one-for-one
basis, subject to certain adjustments, as described in Note 8. Additionally, on June 13, 2019, the Company completed an approximate
1.3333333-for-1
forward stock split of its common stock. Also, on August 10, 2020, the Sponsor contributed back to the Company, for no consideration, 1,973,000 Founder Shares. As a result of the foregoing transactions, the Sponsor now holds 7,870,000 Founder Shares, of which 1,000,000 shares were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Founder Shares would represent 25% of the Company’s aggregate Founder Shares, Private Placement Shares and issued and outstanding Public Shares after the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, 1,000,000 Founder Shares are no longer subject to forfeiture.
The Insiders have agreed not to transfer, assign or sell any of their Founder Shares (except to permitted transferees) (i) with respect to 25% of such shares, until consummation of the Company’s initial Business Combination, (ii) with respect to 25% of such shares, until the closing price of the Class A common stock exceeds $12.00 for any 20 trading days within a
30-trading
day period following the consummation of a Business Combination, (iii) with respect to 25% of such shares, until the closing price of the Class A common stock exceeds $13.50 for any 20 trading days within a
30-trading
day period following the consummation of a Business Combination, and (iv) with respect to 25% of such shares, until the closing price of the Class A common stock exceeds $17.00 for any 20 trading days within a
30-trading
day period following the consummation of a Business Combination or earlier, in any case, if, following a Business Combination, the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Administrative Services Agreement
The Company entered into an agreement, commencing on September 25, 2020 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay the Sponsor or an affiliate of the Sponsor $20,000 per month for office space, administrative and shared personnel support services. For the year ended December 31, 2020, the Company incurred and paid $60,000 in fees for these services.
Promissory Note — Related Party
On June 12, 2019, as amended on August 5, 2020, the Company issued a promissory note to the Sponsor, pursuant to which the Sponsor agreed to loan the Company up to an aggregate of $500,000 to be used for the payment of costs related to the Initial Public Offering (the “Promissory Note”). The Promissory Note was
non-interest
bearing, unsecured and due on the earlier of December 31, 2020 or the completion of the Initial Public Offering. The outstanding balance under the Promissory Note of $90,869 was repaid at the closing of the Initial Public Offering on September 29, 2020.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s management team or any of their respective affiliates or other third parties may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”), which will be repaid only upon the consummation of a Business Combination. If the Company does not consummate a Business Combination, the Company may use a portion of any funds held outside the Trust Account to repay the Working Capital Loans; however, no proceeds from the Trust Account may be used for such repayment. If such funds are insufficient to repay the Working Capital Loans, the unpaid amounts would be forgiven. Up to $1,500,000 of the Working Capital Loans may be converted into units at a price of $10.00 per unit at the option of the holder. The units would be identical to the Private Placement Units. As of December 31, 2020, there were no amounts outstanding under the Working Capital Loans.